Document and Entity Information	Nov. 17, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001650648
Document Type	8-K
Document Period End Date	Nov. 17, 2025
Entity Registrant Name	4D Molecular Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39782
Entity Tax Identification Number	47-3506994
Entity Address, Address Line One	5858 Horton Street
Entity Address, Address Line Two	#455
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	(510)
Local Phone Number	505-2680
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	FDMT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false